Investing Pool Expenses (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investing Pool Expenses

4 - Investing Pool Expenses

The Manager pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Investing Pool. The Manager receives an allocation from the Investing Pool that accrues daily at an annualized rate equal to 0.75% of the net asset value of the Investing Pool.

 4 - Investing Pool Expenses

The Manager pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Investing Pool. The Manager receives an allocation from the Investing Pool that accrues daily at an annualized rate equal to 0.75% of the net asset value of the Investing Pool.